May 5, 2022

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention: Filing – Rule 497(j)

RE:       BNY Mellon Appreciation Fund, Inc.

                              1933 Act File No.: 2-68671
                               1940 Act File No.: 811-03081

CIK No. 0000318478

To Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 76 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 26, 2022.

Very truly yours,

/s/ James Bitetto

James Bitetto

JB